Operating costs - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Aggregate remuneration
Wages and salaries	£ 1,548	£ 1,557	£ 1,336
Share-based incentive plans	48	59	50
Employer’s social security	115	107	83
Employer’s pension
Defined benefit plans	67	36	82
Defined contribution plans	44	33	25
Other post employment plans	8	3	10
Staff costs	£ 1,830	£ 1,795	£ 1,586